Shareholder Report, Holdings (Details)	Nov. 30, 2024
Columbia Quality Income Fund - Class A | Uniform Mortgage-Backed Security TBA 12/13/2053 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Quality Income Fund - Class A | Uniform Mortgage-Backed Security TBA 12/12/2054 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Quality Income Fund - Class A | Government National Mortgage Association TBA 12/20/2053 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Quality Income Fund - Class A | Uniform Mortgage-Backed Security TBA 12/13/2053 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund - Class A | Government National Mortgage Association 05/20/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Quality Income Fund - Class A | Uniform Mortgage-Backed Security TBA 12/17/2039 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Quality Income Fund - Class A | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Quality Income Fund - Class A | Federal National Mortgage Association 11/01/2052 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Class A | Federal National Mortgage Association 05/01/2051 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund - Class A | Federal Home Loan Mortgage Corp 08/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Quality Income Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
Columbia Quality Income Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Quality Income Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Quality Income Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Quality Income Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Quality Income Fund - Class A | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Quality Income Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Quality Income Fund - Class A | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Columbia Quality Income Fund - Class A | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Quality Income Fund - Class A | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Quality Income Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Quality Income Fund - Class A | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Quality Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Quality Income Fund - Class C | Uniform Mortgage-Backed Security TBA 12/13/2053 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Quality Income Fund - Class C | Uniform Mortgage-Backed Security TBA 12/12/2054 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Quality Income Fund - Class C | Government National Mortgage Association TBA 12/20/2053 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Quality Income Fund - Class C | Uniform Mortgage-Backed Security TBA 12/13/2053 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund - Class C | Government National Mortgage Association 05/20/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Quality Income Fund - Class C | Uniform Mortgage-Backed Security TBA 12/17/2039 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Quality Income Fund - Class C | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Quality Income Fund - Class C | Federal National Mortgage Association 11/01/2052 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Class C | Federal National Mortgage Association 05/01/2051 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund - Class C | Federal Home Loan Mortgage Corp 08/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Quality Income Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
Columbia Quality Income Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Quality Income Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Quality Income Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Quality Income Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Quality Income Fund - Class C | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Quality Income Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Quality Income Fund - Class C | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Columbia Quality Income Fund - Class C | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Quality Income Fund - Class C | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Quality Income Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Quality Income Fund - Class C | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Quality Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Quality Income Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 12/13/2053 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Quality Income Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 12/12/2054 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Quality Income Fund - Institutional Class | Government National Mortgage Association TBA 12/20/2053 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Quality Income Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 12/13/2053 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund - Institutional Class | Government National Mortgage Association 05/20/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Quality Income Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 12/17/2039 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Quality Income Fund - Institutional Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Quality Income Fund - Institutional Class | Federal National Mortgage Association 11/01/2052 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Institutional Class | Federal National Mortgage Association 05/01/2051 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund - Institutional Class | Federal Home Loan Mortgage Corp 08/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Quality Income Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
Columbia Quality Income Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Quality Income Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Quality Income Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Quality Income Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Quality Income Fund - Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Quality Income Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Quality Income Fund - Institutional Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Columbia Quality Income Fund - Institutional Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Quality Income Fund - Institutional Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Quality Income Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Quality Income Fund - Institutional Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Quality Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Quality Income Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 12/13/2053 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Quality Income Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 12/12/2054 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Quality Income Fund - Institutional 2 Class | Government National Mortgage Association TBA 12/20/2053 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Quality Income Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 12/13/2053 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund - Institutional 2 Class | Government National Mortgage Association 05/20/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Quality Income Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 12/17/2039 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Quality Income Fund - Institutional 2 Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Quality Income Fund - Institutional 2 Class | Federal National Mortgage Association 11/01/2052 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Institutional 2 Class | Federal National Mortgage Association 05/01/2051 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund - Institutional 2 Class | Federal Home Loan Mortgage Corp 08/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Quality Income Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
Columbia Quality Income Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Quality Income Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Quality Income Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Quality Income Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Quality Income Fund - Institutional 2 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Quality Income Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Quality Income Fund - Institutional 2 Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Columbia Quality Income Fund - Institutional 2 Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Quality Income Fund - Institutional 2 Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Quality Income Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Quality Income Fund - Institutional 2 Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Quality Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Quality Income Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 12/13/2053 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Quality Income Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 12/12/2054 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Quality Income Fund - Institutional 3 Class | Government National Mortgage Association TBA 12/20/2053 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Quality Income Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 12/13/2053 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund - Institutional 3 Class | Government National Mortgage Association 05/20/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Quality Income Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 12/17/2039 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Quality Income Fund - Institutional 3 Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Quality Income Fund - Institutional 3 Class | Federal National Mortgage Association 11/01/2052 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Quality Income Fund - Institutional 3 Class | Federal National Mortgage Association 05/01/2051 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund - Institutional 3 Class | Federal Home Loan Mortgage Corp 08/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Quality Income Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
Columbia Quality Income Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Quality Income Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Quality Income Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Quality Income Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Quality Income Fund - Institutional 3 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Quality Income Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Quality Income Fund - Institutional 3 Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Columbia Quality Income Fund - Institutional 3 Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Quality Income Fund - Institutional 3 Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Quality Income Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Quality Income Fund - Institutional 3 Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Quality Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%